Long-term debt (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Long-term debt
Long-term debt - beginning of year	$ 275,000
Revolving Credit Facility drawdown	44,000
Repayments	(319,000)
Long-term debt	$ 0